Acquisitions - Indefinite and Finite-lived Intangible Assets Acquired (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands			12 Months Ended
	Aug. 05, 2022	Sep. 28, 2021	Mar. 31, 2024
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)			11 years 6 months
Customer relationships | Minimum
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)	5 years
Customer relationships | Maximum
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)	15 years
Foresight Sports | Trade names
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Finite-lived intangible assets acquired, value		$ 42,500
Acquired finite-lived intangible assets, weighted average useful life (in years)		20 years
Foresight Sports | Patented technology
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Finite-lived intangible assets acquired, value		$ 19,900
Foresight Sports | Patented technology | Minimum
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)		5 years
Foresight Sports | Patented technology | Maximum
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)		10 years
Foresight Sports | Customer relationships
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Finite-lived intangible assets acquired, value		$ 69,100
Foresight Sports | Customer relationships | Minimum
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)		5 years
Foresight Sports | Customer relationships | Maximum
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)		15 years
Fox Racing | Trade names
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Finite-lived intangible assets acquired, value	$ 106,200
Fox Racing | Customer relationships
Finite-Lived And Indefinite-Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Finite-lived intangible assets acquired, value	$ 149,000